Current Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2022
CURRENT TAX ASSETS AND LIABILITIES
Current Tax Assets and Liabilities

12.   CURRENT TAX ASSETS AND LIABILITIES

a)	The detail of current tax receivables as of December 31, 2022 and 2021, is as follows:

	As of December 31,
	2022	2021
Tax Receivables	ThCh$	ThCh$
Advance income tax payments	42,504,237	51,691,573
Credit for adsorbed tax profits	77,515,647	59,372,737
Tax credit for training expenses	538,483	472,706
Total	120,558,367	111,537,016
b)	The detail of current tax payables as of December 31, 2022 and 2021, is as follows:

	As of December 31,
	2022	2021
Current tax liabilities	ThCh$	ThCh$
Income tax	334,336,370	13,148,707
Total	334,336,370	13,148,707